UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21121

Special Equities Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31, 2008

Date of Reporting Period:	September 30, 2008

Item 1. Schedule of Investments

Special Equities Portfolio	as of September 30, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.3%

Security	Shares	Value
Aerospace & Defense — 2.9%
Alliant Techsystems, Inc. (1)	15,030	$1,411,918
Ceradyne, Inc. (1)	35,715	1,309,312
		$2,721,230
Capital Markets — 4.7%
Affiliated Managers Group, Inc. (1)	17,170	$1,422,534
Greenhill & Co., Inc.	17,190	1,267,762
Lazard, Ltd., Class A	39,220	1,677,047
		$4,367,343
Chemicals — 2.2%
Albemarle Corp.	21,370	$659,051
Terra Industries, Inc.	24,995	734,853
Zoltek Cos., Inc. (1)	40,810	698,259
		$2,092,163
Commercial Banks — 1.6%
Cullen/Frost Bankers, Inc.	24,410	$1,464,600
		$1,464,600
Commercial Services & Supplies — 2.0%
Clean Harbors, Inc. (1)	15,150	$1,023,383
EnergySolutions, Inc.	87,000	870,000
		$1,893,383
Communications Equipment — 1.5%
Harris Corp.	31,340	$1,447,908
		$1,447,908
Computer Peripherals — 1.9%
Stratasys, Inc. (1)	101,000	$1,764,470
		$1,764,470
Construction & Engineering — 1.8%
Chicago Bridge & Iron Co. NV	51,260	$986,242
Foster Wheeler, Ltd. (1)	19,710	711,728
		$1,697,970
Distributors — 1.7%
LKQ Corp. (1)	91,590	$1,554,282
		$1,554,282
Electrical Equipment — 3.4%
Baldor Electric Co.	45,960	$1,324,108
Energy Conversion Devices, Inc. (1)	13,380	779,385
Sunpower Corp., Class B (1)	15,834	1,093,320
		$3,196,813
Electronic Equipment & Instruments — 2.5%
FLIR Systems, Inc. (1)	36,670	$1,408,861
National Instruments Corp.	32,040	962,802
		$2,371,663
Energy Equipment & Services — 6.1%
CARBO Ceramics, Inc.	10,660	$550,163
Hornbeck Offshore Services, Inc. (1)	28,250	1,091,015
ION Geophysical Corp. (1)	100,440	1,425,244
NATCO Group, Inc., Class A (1)	35,010	1,406,702
Willbros Group, Inc. (1)	45,677	1,210,441
		$5,683,565

Food Products — 1.1%
Ralcorp Holdings, Inc. (1)	14,960	$1,008,454
		$1,008,454
Health Care Equipment & Supplies — 6.6%
Analogic Corp.	24,210	$1,204,690
IDEXX Laboratories, Inc. (1)	10,540	577,592
Immucor, Inc. (1)	25,620	818,815
ResMed, Inc. (1)	17,870	768,410
West Pharmaceutical Services, Inc.	28,010	1,367,448
Wright Medical Group, Inc. (1)	49,476	1,506,049
		$6,243,004
Health Care Providers & Services — 1.6%
VCA Antech, Inc. (1)	49,940	$1,471,732
		$1,471,732
Hotels, Restaurants & Leisure — 1.6%
Scientific Games Corp., Class A (1)	64,270	$1,479,495
		$1,479,495
Household Products — 1.5%
Church & Dwight Co., Inc.	22,954	$1,425,214
		$1,425,214
Insurance — 1.4%
Markel Corp. (1)	2,460	$864,690
W. R. Berkley Corp.	20,450	481,598
		$1,346,288
Internet Software & Services — 1.3%
VeriSign, Inc. (1)	47,880	$1,248,710
		$1,248,710
IT Services — 1.6%
Euronet Worldwide, Inc. (1)	89,100	$1,490,643
		$1,490,643
Life Sciences Tools & Services — 1.5%
Bruker Corp. (1)	101,960	$1,359,127
		$1,359,127
Machinery — 2.5%
Bucyrus International, Inc., Class A	23,560	$1,052,661
Titan International, Inc.	61,810	1,317,789
		$2,370,450
Media — 1.4%
Dolan Media Co. (1)	128,850	$1,300,097
		$1,300,097
Metals & Mining — 1.4%
Cleveland-Cliffs, Inc.	19,070	$1,009,566
Yamana Gold, Inc.	40,654	338,648
		$1,348,214
Multiline Retail — 2.6%
Big Lots, Inc. (1)	33,210	$924,234
Dollar Tree, Inc. (1)	42,710	1,552,936
		$2,477,170
Oil, Gas & Consumable Fuels — 13.2%
Berry Petroleum Co., Class A	11,880	$460,112
Bill Barrett Corp. (1)	13,420	430,916
Denbury Resources, Inc. (1)	53,700	1,022,448
Forest Oil Corp. (1)	21,500	1,066,400
Foundation Coal Holdings, Inc.	27,330	972,401
Goodrich Petroleum Corp. (1)	29,820	1,299,854

Holly Corp.	16,030	$463,588
Patriot Coal Corp. (1)	33,060	960,393
Penn Virginia Corp.	25,860	1,381,958
Petrohawk Energy Corp. (1)	64,630	1,397,947
Range Resources Corp.	31,890	1,367,124
St. Mary Land & Exploration Co.	35,400	1,262,010
Walter Industries, Inc.	7,340	348,283
		$12,433,434
Personal Products — 0.8%
Chattem, Inc. (1)	9,685	$757,173
		$757,173
Pharmaceuticals — 1.9%
Perrigo Co.	45,440	$1,747,622
		$1,747,622
Professional Service — 1.1%
Robert Half International, Inc.	41,250	$1,020,938
		$1,020,938
Road & Rail — 2.9%
Kansas City Southern (1)	27,340	$1,212,802
Landstar System, Inc.	33,885	1,492,973
		$2,705,775
Semiconductors & Semiconductor Equipment — 8.7%
Advanced Energy Industries, Inc. (1)	70,505	$964,508
Atheros Communications, Inc. (1)	50,140	1,182,301
Cypress Semiconductor Corp. (1)	57,730	301,351
Intersil Corp., Class A	63,935	1,060,042
ON Semiconductor Corp. (1)	206,160	1,393,642
Renesola, Ltd. ADR (1)	109,360	1,147,186
Varian Semiconductor Equipment Associates, Inc. (1)	29,780	748,074
Verigy, Ltd. (1)	84,490	1,375,497
		$8,172,601
Software — 4.8%
Mentor Graphics Corp. (1)	150,360	$1,706,586
Parametric Technology Corp. (1)	83,830	1,542,472
Sybase, Inc. (1)	26,344	806,653
Synopsys, Inc. (1)	24,410	486,980
		$4,542,691
Specialty Retail — 2.6%
Advance Auto Parts, Inc.	32,430	$1,286,174
Collective Brands, Inc. (1)	65,180	1,193,446
		$2,479,620
Textiles, Apparel & Luxury Goods — 1.7%
Gildan Activewear, Inc. (1)	71,400	$1,626,492
		$1,626,492
Thrifts & Mortgage Finance — 1.6%
Sovereign Bancorp, Inc.	381,260	$1,505,977
		$1,505,977
Trading Companies & Distributors — 1.6%
GATX Corp.	37,170	$1,470,817
		$1,470,817
Total Common Stocks (identified cost $97,033,412)		$93,287,128

Short-Term Investments — 1.8%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 2.18% (2)	$1,700	$1,699,600
Total Short-Term Investments (identified cost $1,699,600)		$1,699,600
Total Investments — 101.1% (identified cost $98,733,012)		$94,986,728
Other Assets, Less Liabilities — (1.1)%		$(1,044,938)
Net Assets — 100.0%		$93,941,790

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of  September 30, 2008. Net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended September 30, 2008 was $63,182.

The Portfolio did not have any open financial instruments at September 30, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at September 30, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$98,708,332
Gross unrealized appreciation	$9,300,725
Gross unrealized depreciation	(13,022,329)
Net unrealized depreciation	$(3,721,604)

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•                  Level 1 – quoted prices in active markets for identical investments

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2008, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities
Level 1	Quoted Prices	$94,986,728
Level 2	Other Significant Observable Inputs	—
Level 3	Significant Unobservable Inputs	—
Total		$94,986,728

The Portfolio held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Special Equities Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	November 21, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	November 21, 2008